BALANCE SHEET	Mar. 11, 2021 USD ($)
Current assets:
Cash	$ 3,000,000
Prepaid expenses	19,600
Total current assets	3,019,600
Cash held in Trust Account	230,000,000
Total Assets	233,019,600
Current liabilities:
Accounts payable	58,690
Accrued expenses	100,694
Note payable—related party	364,934
Total current liabilities	524,318
Deferred underwriting commissions	8,050,000
Total liabilities	8,574,318
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares issued and outstanding at $10.00 per share	230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0
Accumulated deficit	(5,555,369)
Total shareholders' deficit	(5,554,718)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	233,019,600
Common Class A [Member]
Shareholders' Deficit
Common stock value	76
Common Class B [Member]
Shareholders' Deficit
Common stock value	$ 575